PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets	8.50%	8.00%	8.00%
Pension | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.59%	5.72%	5.05%
Rate of compensation increase	4.30%	4.30%	4.30%
Cash balance weighted average interest crediting rate	4.64%	4.37%	4.94%
Effective rate for interest on benefit obligations	5.41%	4.92%
Effective rate for service costs	5.89%	5.17%
Effective rate for interest on service costs	5.66%	5.05%
Expected return on plan assets	8.50%	8.00%	8.00%
Rate of compensation increase	4.30%	4.30%	4.30%
Pension | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effective rate for interest on benefit obligations			5.10%
Effective rate for service costs			5.34%
Effective rate for interest on service costs			5.22%
Pension | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effective rate for interest on benefit obligations			4.80%
Effective rate for service costs			5.11%
Effective rate for interest on service costs			4.94%
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets	7.00%	7.00%	7.00%
OPEB | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.37%	5.60%	4.97%
Effective rate for interest on benefit obligations	5.28%	4.88%	5.06%
Effective rate for service costs	5.98%	5.23%	5.41%
Effective rate for interest on service costs	5.88%	5.16%	5.33%
Expected return on plan assets	7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.50%	4.50%	4.50%
Other Postretirement Benefits Plan - Pre Medicare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed (pre/post-Medicare)	6.50%	7.00%	7.00%
Other Postretirement Benefits Plan - Post Medicare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost trend rate assumed (pre/post-Medicare)	5.80%	6.00%	6.50%